Earnings Per Ordinary Share - Summary of Earnings Per Ordinary Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Amount
Net result attributable to Equityholders of the parent	[1]	€ 2,605	€ 2,980
Diluted earnings, amount		€ 2,605	€ 2,980
Weighted average number of ordinary shares outstanding during the period
Net result attributable to Equityholders of the parent		3,887.4	3,881.2
Stock option and share plans		2.1	3.2
Diluted earnings		3,889.5	3,884.4
Per ordinary share
Net result attributable to Equityholders of the parent		€ 0.67	€ 0.77
Diluted earnings		€ 0.67	€ 0.77

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.